SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS (Tables)	12 Months Ended
Mar. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Earnings per share
Earnings per share computation
The denominators for the basic and diluted earnings per share computations are as follows:

	2020	2019
Weighted average number of common shares outstanding	265,951,131	266,580,019
Effect of dilutive stock options	1,644,353	1,394,135
Weighted average number of common shares outstanding for diluted earnings per share calculation	267,595,484	267,974,154